Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands	Total	Issued capital [member]	Issued Capital in treasury [member]	Additional paid-in capital [member]	Adjustments to Shareholders' Equity [member]	Accumulated foreign currency translation difference in financial statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Controlling interests [member]	Non-controlling interests [member]
Amount at the beginning at Dec. 31, 2016	$ 72,152,531	$ 584,563		$ 399,499	$ 14,923,916		$ 186,256	$ 10,449,349	$ 30,324,681	$ 15,282,928	$ 72,151,192	$ 1,339
Total comprehensive (loss)/income for the fiscal year
Net (loss)/income for the fiscal year	9,133,465									9,132,907	9,132,907	558
Other comprehensive income /(loss) for the fiscal year	(123,409)					$ (97,145)	(26,262)				(123,407)	(2)
Legal reserve								3,708,697		(3,708,697)
Cash dividends	(1,824,770)								(1,824,651)		(1,824,651)	(119)
Other	(136,471)								15,225,200	(15,361,671)	(136,471)
Increase of Capital Stock approved by Shareholders' Meeting held on April 28, 2017	30,699,291	85,100		12,028,962	18,585,229						30,699,291
Amount at end of the fiscal year at Dec. 31, 2017	109,900,637	669,663		12,428,461	33,509,145	(97,145)	159,994	14,158,046	43,725,230	5,345,467	109,898,861	1,776
Statement [LineItems]
Impact of adoption of IFRS 9	(31,695)									(31,695)	(31,695)
Total comprehensive (loss)/income for the fiscal year
Net (loss)/income for the fiscal year	(1,081,829)									(1,082,089)	(1,082,089)	260
Other comprehensive income /(loss) for the fiscal year	(109,684)					588,750	(698,431)				(109,681)	(3)
Legal reserve								4,264,395		(4,264,395)
Cash dividends	(6,940,600)								(6,940,053)		(6,940,053)	(547)
Other									17,056,909	(17,056,909)
Other changes	(385,360)									(385,360)	(385,360)
Increase of Capital Stock approved by Shareholders' Meeting held on April 28, 2017	640,715
Amount at end of the fiscal year at Dec. 31, 2018	93,692,941	640,715	$ 28,948	12,428,461	33,509,145	491,605	(538,437)	18,422,441	46,183,558	(17,474,981)	93,691,455	1,486
Total comprehensive (loss)/income for the fiscal year
Own shares in treasury	(7,658,528)	(28,948)	28,948						(7,658,528)		(7,658,528)
Net (loss)/income for the fiscal year	20,650,647									20,650,410	20,650,410	237
Other comprehensive income /(loss) for the fiscal year	217,599					85,322	132,285			346,414	217,607	(8)
Legal reserve								4,839,258		(4,839,258)
Cash dividends	(8,506,855)								(8,506,548)		(8,506,548)	(307)
Other									19,357,037	(19,357,037)
Decrease of own shares in treasury			(30,265)		(22,523)				52,788
Other changes	2,054	15		1,320	719						2,054
Increase of Capital Stock approved by Shareholders' Meeting held on April 28, 2017	639,413
Amount at end of the fiscal year at Dec. 31, 2019	$ 106,056,386	639,413		$ 12,429,781	$ 33,487,341	$ 576,927	$ (406,152)	$ 23,261,699	62,433,456	(26,367,487)	$ 106,054,978	$ 1,408
Total comprehensive (loss)/income for the fiscal year
Normative Reserve									$ 5,346,621	$ (5,346,621)
Own shares in treasury		$ (1,317)	$ 1,317